Equity-Based Compensation - Fair Value Assumptions for Unit Awards at the Date of Grant (Details) - Hoya Topco, LLC - Unit Awards	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated volatility, minimum	47.00%	44.00%
Expected term (years)	1 year 9 months 18 days	2 years 9 months 18 days
Risk-free rate, minimum	0.10%	1.60%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated volatility, maximum	102.00%	47.00%
Expected term (years)	2 years 9 months 18 days	3 years 3 months 18 days
Risk-free rate, maximum	1.60%	2.20%